MAINE MUNICIPAL FUND
Schedule of Investments April 30, 2023 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (89.8%)

Education (9.5%)
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	940,000	$997,537

General Obligation (22.9%)
City of Biddeford ME 4.000% 10/01/2026	250,000	263,855
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	395,520
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	85,821
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	214,715
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	210,760
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	382,019
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	102,687
*Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	518,575
City of Waterville ME 4.000% 07/01/2025	135,000	134,626
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	101,261
		2,409,839
Health Care (2.4%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,003
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	40,000	39,891
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	209,990
		254,884
Housing (8.4%)
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100.000 11/15/2025	400,000	365,228
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	128,683
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	122,324
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	160,093
Maine State Housing Authority 5.000% 06/15/2037 Callable @ 100.000 06/15/2031	100,000	111,167
		887,495
Other Revenue (5.3%)
Maine Municipal Bond Bank 4.000% 11/01/2038	125,000	125,005
Maine Municipal Bond Bank 5.000% 11/01/2025	125,000	124,741
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	104,033
Maine Municipal Bond Bank 3.000% 11/01/2040 Callable @ 100.000 11/01/2030	250,000	208,523
		562,302
Pre-Refunded (30.2%)
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	255,120
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	750,000	765,188
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	1,000,000	1,020,720
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	509,895
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	510,535
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	15,054
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100.000 11/01/2023	100,000	100,435
		3,176,947
Transportation (6.7%)
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	253,440
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	100,423
City of Portland ME General Airport Revenue 5.000% 07/01/2024 Callable @ 100.000 07/01/2023	100,000	100,455
City of Portland ME General Airport Revenue 4.000% 01/01/2040 Callable @ 100.000 01/01/2030	250,000	241,785
		696,103
Utilities (4.4%)
Portland Water District 3.000% 11/01/2039 Callable @ 100.000 11/01/2029	500,000	463,755
		463,755

TOTAL MUNICIPAL BONDS (COST: $10,074,761)		$9,448,862

SHORT-TERM INVESTMENTS (9.2%)
(a) Morgan Stanley Inst'l Liquidity Fund, 4.99%	970,072	970,072
TOTAL SHORT-TERM INVESTMENTS (Cost $970,072)		$970,072

TOTAL INVESTMENTS (Cost $11,044,833) (99.0%)		10,418,934

OTHER ASSETS LESS LIABILITIES (1.0%)		$99,782

NET ASSETS (100.0%)		$10,518,716

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
(a) Seven day yield as of April 30, 2023.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At January 31, 2023, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Maine Municipal Fund
Investments at cost	$11,044,833
Unrealized appreciation	18,134
Unrealized depreciation	(644,033)
Net unrealized appreciation (depreciation)*	($625,899)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2023:

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$9,448,862	$0	$9,448,862
Short-Term Investments	970,072	0	0	970,072
Total	$970,072	$9,448,862	$0	$10,418,934